Investment Strategy - SoFi Agentic AI ETF	Aug. 26, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index follows a rules-based methodology (described generally below) that tracks the performance of U.S. exchange-listed companies (including American Depositary Receipts (“ADRs”) of foreign companies that are traded on a U.S. exchange) that derive significant revenue (i.e., at least 30% of overall revenue) from agentic artificial intelligence (“Agentic AI”). Agentic AI refers to a type of artificial intelligence that empowers systems to act autonomously, make decisions, and perform tasks without constant human supervision. The Index is owned and administered by BITA GmbH (the “Index Provider”), and the Index Provider partnered with the Adviser to co-develop the methodology used by the Index to determine the securities included in the Index. The Adviser is not involved in the ongoing maintenance of the Index or any discretionary decisions relating to its application, and does not act in the capacity of an index provider.

BITA US Agentic AI Select Index

The Index is comprised of publicly traded U.S. exchange-listed companies (including ADRs) that derive significant revenue from Agentic AI and autonomous decision-making technologies. The universe includes companies whose products, services, and activities are integral to the Agentic AI ecosystem. These companies operate across the following sub-themes (“Sub-Themes”):

●	Autonomous Digital Agents: Companies that deploy AI to autonomously manage digital work-flows, enterprise communications, and process automation. This includes providers of AI-driven platforms that enable self-managing business operations and digital transformation.

●	Autonomous Cyber and Infrastructure Agents: Companies that utilize AI to autonomously monitor, secure, and optimize digital networks and infrastructures. This encompasses firms offering AI-enabled cybersecurity solutions and self-optimizing network management systems.

●	Autonomous Scientific and Discovery Agents: Companies that integrate Agentic AI into research and development, driving autonomous data analysis and innovation. This includes firms applying AI to accelerate breakthroughs in areas such as genomics, pharmaceuticals, and advanced materials.

●	Autonomous Mobility and Transportation Agents: Companies that implement AI to enable real-time autonomous decision-making in mobility and transportation systems. This segment covers developers of self-driving vehicles, advanced sensor technologies, and unmanned aerial or ground systems.

●	Autonomous Industrial & Robotics Agents: Companies that embed AI into physical systems to achieve autonomous operation in industrial settings. This includes providers of autonomous machinery and robotics solutions for applications in manufacturing, agriculture, logistics, and healthcare.

●	Enabling Autonomous AI Technologies: Companies that supply the foundational hardware, semiconductor, and cloud computing solutions that power autonomous AI systems. This segment includes firms whose innovations in processing, connectivity, and data management enable the broader deployment of Agentic AI technologies.

The initial universe of eligible companies includes any U.S. exchange-listed company that operates in one or more of the Sub-Themes, subject to minimum liquidity and market capitalization requirements. This initial universe is further narrowed to the eligible universe, which includes only those companies that generate 30% or more of their overall revenue from one or more of the Sub-Themes (each such company, an “Agentic AI Company”).

At each quarterly rebalance, the Index selects a minimum of 20 and a maximum of 50 Agentic AI Companies from the eligible universe. If there are more than 50 Agentic AI Companies in the eligible universe, the Index will include the top 50 Agentic AI Companies, based on revenue derived from the Sub-Themes. If there are less than 50 Agentic AI Companies in the eligible universe, all Agentic AI Companies are included in the Index. The Index’s final construction is subject to a requirement that at least 80% of the Index’s total weight is allocated to securities issued by Agentic AI Companies that generate 50% or more of their overall revenue from one or more of the Sub-Themes. The Index is designed to reduce its total holdings to meet the 80% requirement by removing the lowest ranked companies, based on revenue derived from the Sub-Themes, until the 80% threshold is met.

Index constituents are weighted according to their free-float market capitalization. While the Index has minimum market capitalization requirements, the Index may have exposure to small-, mid- and large-capitalization companies.

As of June 30, 2025, the Index contained 25 constituents.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in Agentic AI Companies that are component securities of the Index.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (plus any borrowings for investment purposes) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the Index. As of May 31, 2025, the Index is concentrated in the information technology sector and software industry.

The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer issuers at any one time than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in Agentic AI Companies that are component securities of the Index.